RECEIVABLES (Detail Textuals) - 12 months ended Nov. 30, 2018	CAD ($)	USD ($)
Trade and other receivables [abstract]
Royalty receivable from developer	$ 70,108	$ 52,707
Actual royalty received from developer	33,254	$ 25,000
Loss on royalty receivable	$ 36,854